IRA Ideal!





DEFINED ASSET FUNDS



Global Diversification
----------------------
with the Select Ten Strategies


DJIA Portfolio

Hong Kong
Portfolio

United Kingdom
Portfolio

Japan Portfolio



Simple Investment Strategies
for Global Diversification
and Total Return.







Merrill Lynch
[LOGO]





In recent years, many American investors have begun investing globally to seek diversification and additional investment opportunities outside the U.S.
After all, U.S. capital markets today represent less than 40% of total world capitalization- compare that to over 65% in 1970.

Select Ten: Your Passport to Global Diversification
---------------------------------------------------
The United Kingdom, Hong Kong, Japan and the United States...each of these countries offer potential growth opportunities. The Select Ten Portfolios can be a convenient and cost-effective way to help you diversify globally.

The Strategy
------------
Each Select Ten Portfolio consists of approximately equal values of the ten stocks in its related index having the highest dividend yield shortly before the initial offering date (the "Strategy"). The Portfolios hold these stocks for about a year and remain relatively fixed during this time. After one year, the investments will liquidate. You may choose to reinvest your proceeds into the next Portfolios of the then-current Strategies, if available, or you can take the cash.

Although these are one year investments, we recommend you stay with the Strategies for three to five years.

The Portfolios
--------------
The Portfolios currently available in the Select Ten Series feature these indices:
 o Dow Jones Industrial Average(*)
   (DJIA Strategy)
 o Financial Times Industrial Ordinary Share Index(FT)(*)
   (United Kingdom Strategy)
 o Hang Seng Index(*)
   (Hong Kong Strategy)
 o Nikkei 225 Index(*)
   (Japan Strategy)


---------------
     (*)These names are the properties of their respective publishers. None of these forms is affiliated with, nor participated in the creation of any Select Ten Portfolio or the selection of these stocks and has neither reviewed nor approved any information in this brochure or the prospectus relating to the Portfolio.







Hypothetical Performance of the Strategies (not any Portfolio) January 1, 1977-September 30, 1997

Growth of $10,000 invested
--------------------------
[A line graph, captioned "Hypothetical Performance of the Strategies (not any Portfolio) January 1, 1977-September 30, 1997", growth of $10,000 invested" compares the cumulative annual performance of each Strategy with its related index from 1/1/77 through 9/30/97. The graph compares the DJIA Strategy (blue line) with the DJIA (blue dotted line); the Hong Kong Strategy (green line) with the Hang Seng Index (green dotted line); the United Kingdom Strategy (purple line) with the FT Index (purple dotted line); and the Japan Strategy (orange line) with the Nikkei 225 Index (orange dotted line). The horizontal or (Y) axis compares the cumulative annual performance by YEAR from 1977 through 9/30/97. The vertical or (X) axis reflects DOLLAR AMOUNT value for each index from 1977 ending 9/30/97. The initial value of each investment is $10,000. Throughout the period from 1977 through September 30, 1997, increases in each investment build towards the right vertical or (X) axis. At the end of this period, the right vertical or (X) axis, reflects the ending value of the DJIA Strategy ($212,979), the ending value of the DJIA ($179,709), the ending value of the Hong Kong Strategy ($346,275), the ending value of the Hang Seng Index ($472,026), the ending value of the United Kingdom Strategy ($550,089), the ending value of the FT Index ($246,852), the ending value of the Japan Strategy ($187,196) and the ending value of the Nikkei 225 Index
($110,116).]

Past performance of the Strategy is no guarantee of future results of any Select Ten Portfolio. The DJIA, HK, UK, and Japan Strategies would have underperformed their related indices in 11, 10, 7 and 8 of these years, respectively. Changes in currency exchange rates significantly affected
returns on the UK and Japan Portfolios in certain years.   There can be no
assurance that any Portfolio will outperform their related indices. Returns shown represent price appreciation plus dividends distributed (reinvested at each year end in chart and averages) and do not reflect commissions or taxes. Only Strategy figures reflect the deduction of Portfolio sales charges and expenses.









          DJIA Portfolio                Hong Kong Portfolio

  Year       DJIA         Strategy        Year       Hang       Strategy
             Total         Total                     Seng         Total
             Return     Return<F1>                   Index       Return<F1>
                                                     Total
                                                    Return
  1977      -12.71%        -3.80%         1977        N/A          N/A
  1978        2.69         -1.81          1978      23.51%       24.79%
  1979       10.52         10.38          1979       78.33        80.03
  1980       21.41         24.40          1980       65.83        39.15
  1981       -3.40          5.50          1981      -11.07        -6.12
  1982       25.79         23.49          1982      -47.79       -41.23
  1983       25.68         36.49          1983       -0.89        -9.74
  1984        1.06          5.37          1984       42.54        63.07
  1985       32.78         26.66          1985       51.10        45.27
  1986       26.91         32.60          1986       51.16        58.24
  1987        6.02          5.00          1987       -6.73        0.78
  1988       15.95         19.53          1988       20.60        31.79
  1989       31.71         25.33          1989       10.19        7.16
  1990       -0.57         -9.91          1990       11.99        3.86
  1991       23.93         31.40          1991       48.25        46.26
  1992        7.34          6.35          1992       33.63        36.69
  1993       16.72         24.95          1993      121.11       104.74
  1994        4.95          1.92          1994      -28.83       -33.71
  1995       36.48         34.51          1995       26.95        13.86
  1996       28.57         25.97          1996       37.73        25.57
9/30/97      24.80         22.11          1997       14.01        3.47
Average      14.94%        15.88%       Average     21.55%       19.66%

<F1>
Net of Portfolio sales charges (2.75% for the first year, 1.75% for each subsequent year) and estimated expenses (generally 0.20-0.55% a year).



         United Kingdom Portfolio              Japan Portfolio

 Year      FT Index     Strategy       Year       Nikkei       Strategy
            Total         Total                  225 Index      Total
            Return     Return<F1>                  Total      Return<F1>
                                                  Return
 1977       61.92%       84.02%        1977       21.55%        50.97%
 1978        9.92         15.48        1978        55.32        69.79
 1979        3.59         2.51         1979       -10.00        -3.20
 1980       31.77         27.90        1980        29.47        36.62
 1981       -5.30         -8.52        1981        2.20         16.13
 1982        0.42         41.78        1982        -0.77        -4.85
 1983       21.94         39.81        1983        27.08        28.73
 1984        2.15         3.25         1984        8.92          0.80
 1985       54.74         76.39        1985        44.19        50.70
 1986       24.36         30.63        1986        83.78        75.52
 1987       38.99         45.85        1987        50.71        91.36
 1988        6.74         9.13         1988        36.57        60.73
 1989       22.80         26.46        1989        12.80        20.65
 1990       10.29         7.01         1990       -34.79        -43.30
 1991       14.65         14.32        1991        5.56          4.59
 1992       -2.33         2.02         1992       -25.76        -18.48
 1993       18.40         35.44        1993        15.94        19.21
 1994        1.89         3.21         1994        28.30        25.68
 1995       17.63         8.58         1995        -2.30        -7.29
 1996       20.05         12.04        1996       -12.43        -19.08
9/30/97     16.29         7.13        9/30/97     -10.88        -27.79
Average     16.71%       21.30%       Average     12.26%        15.16%

<F1>
Net of Portfolio sales charges (2.75% for the first year, 1.75% for each subsequent year) and estimated expenses (generally 0.20-0.55% a year).

Portfolio performance will differ from the Strategy because of sales charges and expenses, because Portfolios are established and liquidated at different times during the year, they normally purchase and sell stocks at prices different from the closing prices used in determining Portfolio unit price, Portfolios are not fully invested at all times, and stocks may not be weighted equally.

Past Performance of Prior Select Ten Portfolios
-----------------------------------------------
Series From Inception show the results that could have been obtained by investing in the first fund of each established Series and rolling over each year into a successor fund. Most Recently Completed Portfolio show the returns of the latest completed fund of each Series. Returns between the first and last set of figures will differ because the first set assume annual rollovers and reflect a reduced sales charge on the rollovers. Also, the performance period for Series From Inception differs from the last completed fund.

   Series From Inception through        Most Recently Completed Portfolio
              9/30/97

  Inception        Series       Return      Period      Return

DJIA Portfolio

   5/17/91        B      17.63%      5/20/96-      27.54%
                                     6/27/97
   1/3/92         A      17.86%      1/18/96-      31.27%
                                     2/28/97
   9/1/92         C      20.75%      9/12/95-      30.30%
                                     10/31/96
   7/22/96        3      32.60%      7/22/96-      33.68%
                                     8/29/97
Hong Kong Portfolio

6/21/93<F1>         C      6.66%       5/20/96-      9.70%
                                       6/27/97
9/28/93<F2>         D      2.78%       9/12/95-      20.68%
                                       10/31/96
1/5/94              A      -4.25%      1/22/96-      8.03%
                                       2/28/97
4/23/96             B      3.23%       4/23/96-      6.08%
                                       6/13/97
7/22/96             3      5.53%       7/22/96-      2.13%
                                       8/29/97

United Kingdom Portfolio
6/21/93          B      9.68%       5/20/96-      18.63%
                                    6/27/97
9/28/93          C      7.45%       9/12/95-      1.28%
                                    10/31/96
1/5/94           A      3.99%       1/22/96-      2.78%
                                    2/28/97
7/22/96          3      26.84%      7/22/96-      18.01%
                                    8/29/97
Japan Portfolio
1/22/96          A      -30.54%      1/22/96-      -29.53%
                                     2/28/97
5/20/96          B      -39.85%      5/20/96-      -21.46%
                                     6/27/97
7/22/96          3      -41.32%      7/22/96-      -28.83%
                                     8/29/97

<F1>
Hong Kong 95B(HST95B)rolled into Hong Kong 96C(HST96C)
<F2>
Hong Kong95C(HST95C) rolled into Hong Kong96D(HST96D)

Past performance is no guarantee of future results. The above tables show average annual total returns (price changes plus dividends reinvested, divided by the initial public offering price) converted into U.S. dollars and reflect all sales charges and expenses, but not taxes.

Defining Your Risks
-------------------
There can be no assurance that a Portfolio will achieve its objective. Prices and yields will fluctuate. The Strategies may have higher yields because they or their industries are experiencing financial difficulty or are out of favor. The Hong Kong and Japan Portfolios may be considered speculative, and should not be considered a complete investment program. Investing in several Select Ten Strategies may not be appropriate if you are seeking either preservation of capital or high current income, nor would international portfolios be appropriate for investors who are unable or unwilling to assume the special risks, including higher price volatility and currency rate fluctuations, associated with investments in international equities. Generally, dividends and any gains will be subject to tax each year. Capital gains, if any on assets held over a year will be taxed up to the maximum federal tax rate of 28%.

Begin Your Global Journey
-------------------------
Ask your financial professional for information on the latest Select Ten offerings. He or she will be happy to provide you with a brochure and a free prospectus containing more complete information on any of the Portfolios, including all sales charges and expenses, and the special considerations associated with international investing such as foreign currency and political developments. Read the prospectus carefully before investing.

                                          11580SJ-10/97

                                          Merrill Lynch, Pierce, Fenner & Smith
                                               Incorporated. Member  SIPC




Units of the next Series are not yet available. Information contained herein is subject to amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These Securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This brochure shall not constitute an offer to sell or the solicitation of an offer to buy, nor shall there be any sale of these securities in any state in which such an offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of such state.